As Filed with the Securities and Exchange Commission

June 14, 2006


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ___        Post-Effective Amendment No. ___

THORNBURG INVESTMENT TRUST
---------------------------
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM   87501
----------------------------------------------  ---------
(Address of Principal Executive Office)         (Zip Code)

Area Code and Telephone Number:  (505) 984-0200
                                 --------------

Garrett Thornburg
119 East Marcy Street, Suite 202
Santa Fe, New Mexico 87501
--------------------------------
(Name and Address of Agent for Service)

Charles W.N. Thompson, Jr.
Thompson, Rose & Hickey, P.A.
1751 Old Pecos Trail, Suite I
Santa Fe, New Mexico 87505
--------------------------------
(Copies of all Correspondence)

     Approximate date of proposed public offering: As soon as possible after this Registration Statement becomes effective.

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24(f) under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed the notice required by Rule 24(f)-2 with respect to its most recent fiscal year on December 19, 2005.

     It is proposed that this filing will become effective on July 14, 2006 pursuant to Rule 488.




               THORNBURG FLORIDA INTERMEDIATE MUNICIPAL FUND
                           a separate series of
                       THORNBURG INVESTMENT TRUST
                          119 East Marcy Street
                        Santa Fe, New Mexico  87501

                         Date: July [__], 2006

Dear Shareholder:

     A special meeting of shareholders of Thornburg Florida Intermediate Municipal Fund (the "Florida Fund"), a series of Thornburg Investment Trust, has been called for August __, 2006, at which time the shareholders of the Florida Fund will be asked to consider a proposal for reorganizing the Florida Fund into Thornburg Intermediate Municipal Fund (the "National Fund"), a series of Thornburg Investment Trust with investment goals and policies identical to those of the Fund (except for the Florida Fund's goal of exempting its shares from Florida's intangibles tax). The proposal was reviewed and unanimously approved by the Trustees of Thornburg Investment Trust (the "Trustees") on behalf of the Florida Fund as being in the best interests of the Florida Fund and its shareholders.

     As a result of the proposed transaction, the National Fund will acquire all of the assets of the Florida Fund, and you will become a shareholder of the National Fund. As a shareholder of the Florida Fund, you will receive shares of the same class of the National Fund as the class of the Florida Fund you own at the time of the reorganization. The net asset value of the shares of the National Fund you receive will be the same as the net asset value of your shares in the Florida Fund. No sales charge will be imposed on the transaction, and the closing of the transaction will be conditioned upon receiving an opinion of counsel that the reorganization will qualify as a tax-free reorganization for federal income tax purposes. WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY AS SOON AS POSSIBLE. The Trustees recommend a vote FOR the reorganization.

     In considering these matters, you should note:

     - Fees and expenses of the National Fund are expected to be lower than those of the Florida Fund as a result of the reorganization.

     - The investment advisor and the individuals who currently manage the Florida Fund will not change as a result of the reorganization.

     - The investment goals and strategies of the National Fund will be identical to the investment goals and strategies of the Florida Fund, except for the Florida Fund's goal of exempting its shares from the intangibles tax, which tax is expected to be repealed this summer.

     - You will receive shares in the National Fund of the same aggregate value and class as your shares in the Florida Fund.

     - No sales charges or transaction fees will be assessed against the Florida Fund's shareholders in connection with the reorganization.

     - There will be no federal income tax consequences to shareholders as a result of the reorganization.

     - The specific terms and provisions of the Florida Fund's investment advisory agreement, administrative services agreement, and Rule 12b-1 plan and agreement will remain the same after the reorganization.

     - The reorganization will not result in the dilution of shareholders' interests.

     - The Trustees believe the reorganization is in the best interests of the Florida Fund's shareholders.

     Detailed information about the proposed transaction and the reasons for it are contained in the enclosed materials. Please exercise your right to vote. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING INSTRUCTIONS BE RECEIVED BY NO LATER THAN AUGUST __, 2006.

     Remember, your vote is very important. To vote, you may use any one of the following methods:

     - By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

     - By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Follow the recorded instructions and have your control number from the proxy card available.

     - By Internet. Have your proxy card available. Go to the website listed on the proxy card. Follow the instructions on the website and have your control number from the proxy card available.

     NOTE: You may receive more than one proxy package if you hold shares of the Florida Fund in more than one account. You must return separate proxy cards for separate holdings.

                                       Sincerely,



                                       ----------------------------------
Chairman of the Trustees of
Thornburg Investment Trust



THORNBURG INVESTMENT TRUST
Thornburg Florida Intermediate Municipal Fund
119 East Marcy Street
Santa Fe, New Mexico  87501

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON AUGUST __, 2006

To the Shareholders of Thornburg Florida Intermediate Municipal Fund:

     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of Thornburg Florida Intermediate Municipal Fund (the "Florida Fund"), a series of Thornburg Investment Trust, a Massachusetts business trust ("Thornburg Trust") will be held at the offices of the Florida Fund, 119 East Marcy Street, Santa Fe, New Mexico 87501 on August __, 2006, at 11:00 a.m. Mountain Time, for the following purposes:

     1. To consider and act upon a Plan of Reorganization providing for the transfer of all of the assets of the Florida Fund to Thornburg Intermediate Municipal Fund (the "National Fund"), a separate series of Thornburg Trust, in exchange solely for voting shares of the National Fund, and for the distribution of those shares to the shareholders of the Florida Fund and the subsequent dissolution of the Florida Fund; and

     2. To transact such other business as may properly come before the meeting.

     Thornburg Trust's Trustees have fixed the close of business on July __, 2006 as the record date for shareholders entitled to notice of and to vote at the meeting.

     A complete list of the shareholders of the Florida Fund entitled to vote at the Meeting will be available and open to the examination of any shareholder of the Florida Fund for any purpose germane to the Meeting during ordinary business hours at the Florida Fund's offices, 119 East Marcy Street, Santa Fe, New Mexico 87501.

     SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE REQUESTED TO DATE AND SIGN THE ENCLOSED FORM OF PROXY AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED FOR THAT PURPOSE.

                                   By Order of the Trustees


-----------------------------------
                                   Secretary

     YOUR PROMPT ATTENTION TO THE ENCLOSED FORM OF PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.




INSTRUCTIONS FOR SIGNING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

     2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration on the proxy card.

     3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.



                                              Control Number: ___________

THORNBURG INVESTMENT TRUST
(Thornburg Florida Intermediate Municipal Fund)

PROXY FOR                                          THIS PROXY IS SOLICITED
SPECIAL MEETING OF SHAREHOLDERS                         BY THE TRUSTEES OF
August __, 2006                                 THORNBURG INVESTMENT TRUST

The undersigned shareholder of THORNBURG FLORIDA INTERMEDIATE MUNICIPAL FUND (the "Florida Fund"), a series of Thornburg Investment Trust, a Massachusetts business trust, hereby appoints Steven J. Bohlin, George T. Strickland and Leigh Moiola and each of them, each with full power of substitution, as proxies to represent the undersigned at the Special Meeting of Shareholders of the Florida Fund, which shall be held on August __, 2006 at 11:00 a.m. prevailing Mountain Time at the offices of Thornburg Investment Management, Inc., 119 East Marcy Street, Santa Fe, New Mexico 87501, and at any and all adjournments thereof, and at the meeting to vote all shares of the Florida Fund which the undersigned would be entitled to vote, with all powers the undersigned would possess if personally present, in accordance with the instructions on the reverse side of this card:

     Your vote is important.  Please vote today.

     1. FOR ____ AGAINST _____ ABSTAIN _____ As to the proposal to approve the Plan of Reorganization dated June 1, 2006 adopted by Thornburg Investment Trust, on behalf of each of the Florida Fund and Thornburg Intermediate Municipal Fund (the "National Fund"), and the proposed transaction whereby substantially all of the assets of the Florida Fund will be transferred to the National Fund, in exchange for shares of the National Fund; immediately thereafter, the shares of the National Fund will be distributed to the shareholders of the Florida Fund in complete liquidation of the Florida Fund; which will thereafter be dissolved;

     2. FOR ____ AGAINST _____ ABSTAIN _____ In the discretion of the proxy holders, to vote and otherwise represent the undersigned upon such other business as may properly come before the meeting or any adjournment thereof.

If more than one of the proxies, or their substitutes, are present at the meeting or at any adjournment thereof, they jointly (or, if only one is present and voting, then that one) shall have authority and may exercise all of the powers granted hereby. This proxy, when properly executed, will be voted in accordance with the instructions marked hereon by the undersigned; in the absence of instructions, this proxy will be voted for the proposal.

     If you plan to attend the Meeting, please call 1-800-847-0200.

PLEASE VOTE, SIGN, DATE AND RETURN THIS PROXY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES.

IMPORTANT:  Please insert the date of signing.

Date: ___________________ 2006


_________________________________________
Signature of Shareholder


__________________________________________
Signature of Shareholder (if held jointly)

This proxy card should be signed exactly as your name(s) appear hereon. If an attorney, executor, guardian or in some representative capacity or as an officer of a corporation or other entity, please add title as such. By signing this proxy card, receipt of the Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.



<THORNBURG INVESTMENT TRUST LETTERHEAD>

     THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSAL ON WHICH YOU ARE ASKED TO VOTE. PLEASE READ THE ENTIRE
PROSPECTUS/PROXY STATEMENT PROVIDED TO YOU.

     WHY IS A SHAREHOLDER MEETING BEING HELD?

     Shareholders are being asked to vote on a reorganization in which all of the assets of your Fund will be acquired by Thornburg Intermediate Municipal Fund (the "National Fund"), a series of Thornburg Investment Trust with identical investment goals and strategies, except for your Fund's goal of exempting its shares from Florida's intangibles tax, which tax is expected to be repealed this summer.

     HOW WILL THIS REORGANIZATION AFFECT CURRENT SHAREHOLDERS?

     If the reorganization is approved by shareholders, shareholders of your Fund will receive shares of the National Fund having the same value as their Fund shares. You will automatically be a shareholder in the National Fund.

     WHY IS THE REORGANIZATION BEING RECOMMENDED?

     The reorganization is intended to provide a convenient means for your Fund's shareholders to exchange their current investment, which may be less advantageous due to the repeal of Florida's intangibles tax, for a comparable investment with no income tax consequences and no transaction costs or sales charges (as discussed in more detail under "INFORMATION ABOUT THE REORGANIZATION" in the Prospectus/Proxy Statement provided to you). The reorganization is also intended to benefit your Fund's shareholders through expected lower fees and expenses, the possibility of higher investment returns (based upon returns that have been higher in most years for National Fund than for Florida Fund) and possibly reduced investment risk. In this regard, it is important to note that past investment experience is no guarantee of future investment results, and future returns of National Fund could be lower than returns in past years for either Fund. Similarly, current expense figures may change, or TIMI may discontinue expense reimbursements and fee waivers so that actual expenses may be higher in the future. There will be no change in the investment objective or polices of your Fund as a result of the reorganization, except that National Fund does not seek to exempt its shares from Florida's intangibles tax (which is expected to be repealed this summer), and your investment manager and the individuals managing your Fund's investments will not change because of the reorganization.

     WILL SHAREHOLDERS HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER TRANSACTION FEE IN CONNECTION WITH THE REORGANIZATION?

     No, there are no sales loads, commissions or other fees in connection with the transaction.


     WHO WILL PROVIDE INVESTMENT MANAGEMENT AND OTHER SERVICES TO MY FUND AFTER THE REORGANIZATION?

     Thornburg Investment Management, Inc. ("TIMI"), which currently manages your Fund, will continue to provide those services after the reorganization, under a contract which is identical to the current contract. Similarly, transfer agent and custodial services will continue to be provided by the same firms.

     WILL THE ADVISORY FEES AND OTHER FEES CHANGE?

     The investment advisory fee rate and Rule 12b-1 fee rate will not change as a result of the reorganization, but other expenses chargeable to the Fund (before reimbursement of expenses by TIMI) are expected to be reduced after the reorganization.

     WHICH CLASS OF SHARES WILL I RECEIVE?

     You will receive the same class of shares you hold at the time of the reorganization.

     WHAT WILL EXISTING SHAREHOLDERS DO TO OPEN A NEW THORNBURG INVESTMENT TRUST ACCOUNT?

     At the time the reorganization is completed, a shareholder's interest in your Fund will automatically be transferred to the National Fund and a written confirmation will be sent to the shareholder.

     WILL ALL OF MY CURRENT ACCOUNT PRIVILEGES, SUCH AS TELEPHONE
REDEMPTION, SYSTEMATIC PURCHASES, AND LETTERS OF INTENT, TRANSFER WITH MY ACCOUNT IN THE NATIONAL FUND?

     Yes. All of the features you have selected for your current account will be available with your new account.

     WILL SHAREHOLDERS HAVE TO PAY ANY FEDERAL INCOME TAXES AS A RESULT OF THIS REORGANIZATION?

     The reorganization is intended to qualify as a tax free
"reorganization" within the meeting of the Internal Revenue Code. If the reorganization so qualifies, a shareholder will generally recognize no gain or loss upon the receipt of the shares of the National Fund in connection with the reorganization.

     WHAT IF A SHAREHOLDER REDEEMS SHARES OF THE FUND BEFORE THE
REORGANIZATION TAKES PLACE?

     A shareholder may choose to redeem or exchange shares of your Fund before the reorganization takes place. If so, the redemption or exchange will be treated as a normal redemption or exchange of shares and generally will be a taxable transaction unless the account is not subject to taxes.



     HOW DO I VOTE?

     Shareholders of your Fund are asked to vote at your Fund's Special Meeting of Shareholders which is scheduled for August __, 2006. Your vote is very important. You have the flexibility of voting by mailing in your proxy card, by telephone, or by Internet.

     WHERE SHOULD SHAREHOLDERS CALL FOR INFORMATION?

     Shareholders who want to learn more about Thornburg Funds should call 800-847-0200 or visit Thornburg's website at www.thornburg.com.


                         PROSPECTUS AND PROXY STATEMENT
                 RELATING TO THE ACQUISITION OF THE ASSETS OF
                THORNBURG FLORIDA INTERMEDIATE MUNICIPAL FUND
                            a separate series of
                         THORNBURG INVESTMENT TRUST
                           119 East Marcy Street
                         Santa Fe, New Mexico  87501
                               (800) 847-0200

                       BY AND IN EXCHANGE FOR SHARES OF
                     THORNBURG INTERMEDIATE MUNICIPAL FUND
                            a separate series of
                         THORNBURG INVESTMENT TRUST
                           119 East Marcy Street
                          Santa Fe, New Mexico  87501
                                (800) 847-0200

     This Prospectus/Proxy Statement relates to the proposed transfer of substantially all of the assets of Thornburg Florida Intermediate Municipal Fund (the "Florida Fund") in exchange solely for shares of Thornburg Intermediate Municipal Fund (the "National Fund," and together with the Florida Fund, the "Funds"). The Funds have the same primary investment goal, which is to obtain as high a level of current income exempt from federal income taxes as is consistent, in the view of the Funds' investment advisor, with preservation of capital. As a result of the proposed transaction, each shareholder of the Florida Fund will receive shares of the National Fund equal in value at the date of the exchange to the value of the shareholder's Florida Fund shares. The terms and conditions of this transaction are more fully described in this Prospectus/Proxy Statement and in the Plan of Reorganization attached hereto as Exhibit A.

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the National Fund that a prospective investor should know before investing. The National Fund's "Thornburg Funds" Prospectus for Class A and Class C shares, dated February 1, 2006 (the "National Fund Prospectus") and containing information about the National Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A Statement of Additional Information dated February 1, 2006, as revised March 9, 2006 (the "National Fund SAI") and containing additional information about the National Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the National Fund Prospectus and the National Fund SAI may be obtained without charge by writing to Thornburg Investment Trust ("Thornburg Trust") at its address noted above or by calling 1-800-847-0200. The Florida Fund's current "Thornburg Funds" prospectus for Class A shares, dated February 1, 2006 (the "Florida Fund Prospectus"), and the Florida Fund's Statement of Additional Information for Class A shares dated February 1, 2006, as revised March 9, 2006 (the "Florida Fund SAI"), are incorporated by reference into this Prospectus/Proxy statement, and copies may be obtained without charge by writing to Thornburg Trust at the address shown above or by calling 1-800-847-0200.
     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THORNBURG TRUST.

     INVESTMENTS IN THE NATIONAL FUND ARE SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND WILL FLUCTUATE IN VALUE. SHARES OF THE NATIONAL FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AND ARE NOT INSURED BY, ANY BANK, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENTAL AGENCY.

     The date of this Prospectus/Proxy Statement is July [__], 2006.



                              TABLE OF CONTENTS

SUMMARY OF THE PROPOSED REORGANIZATION

INVESTMENT ADVISOR AND DISTRIBUTOR OF THE FLORIDA FUND AND THE NATIONAL
FUND

INVESTMENT GOALS, POLICIES AND RESTRICTIONS OF THE FLORIDA FUND AND THE NATIONAL FUND

PRINCIPAL RISK FACTORS

FEES AND EXPENSES OF THE FLORIDA FUND AND THE NATIONAL FUND

INFORMATION ON SHAREHOLDER RIGHTS

ADDITIONAL INFORMATION ABOUT SHAREHOLDER ACCOUNTS

INFORMATION ABOUT THE REORGANIZATION

CAPITALIZATION

ADDITIONAL INFORMATION ABOUT THE FLORIDA FUND AND THE NATIONAL FUND

VOTING INFORMATION

EXHIBIT A:  PLAN OF REORGANIZATION

For detailed information about the National Fund, see the National Fund Prospectus, which may be obtained without charge by writing Thornburg Trust at the address above or by calling 1-800-847-0200.




SUMMARY OF THE PROPOSED REORGANIZATION

     The Trustees of Thornburg Trust, including the Trustees who are not "interested persons" of Thornburg Trust (the "Independent Trustees"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have reviewed and unanimously approved a plan of reorganization (the "Plan") by Thornburg Trust, acting in respect of the Florida Fund and the National Fund, each a series of Thornburg Trust. The Plan provides for the acquisition of substantially all of the assets of the Florida Fund by the National Fund in exchange solely for Class A voting shares of the National Fund. The aggregate net asset value of the shares of the acquiring National Fund issued in the exchange will equal the aggregate net asset value of the shares outstanding for the acquired Florida Fund. In connection with the transaction, shares of the National Fund will then be distributed to the Florida Fund's shareholders. The Florida Fund thereafter will be terminated. These transactions are referred to herein as the "reorganization."

     As a result of the reorganization, each owner of Class A shares of the Florida Fund will become an owner of Class A shares of the National Fund, having an aggregate net asset value equal to the net asset value of that shareholder's Florida Fund shares at the time of the reorganization. No sales charge will be imposed on the transaction. As a condition to the closing, Thornburg Trust will obtain a legal opinion to the effect that, based upon certain facts, assumptions and representations, the reorganization will qualify as a tax-free reorganization for federal income tax purposes. See "Information About the Reorganization." Persons receiving shares of the National Fund in the reorganization will remain free to redeem their shares after the reorganization.

     The Funds have identical investment objectives (except for the Florida Fund's goal of exempting shares from Florida's intangibles tax, as discussed below and under "INFORMATION ABOUT THE REORGANIZATION; Considerations of the Florida Fund's Trustees") and investment policies. The National Fund will have the same investment manager as the Florida Fund, Thornburg Investment Management, Inc. ("TIMI"), which will perform investment management services under the same investment advisory agreement as the Florida Fund's current investment advisory agreement.

     Expenses (before expense reimbursements) of the National Fund after the reorganization are expected to be lower than the expenses of the Florida Fund before the reorganization, as follows:

Florida Fund Annual Operating Expenses
Before the Reorganization (before expense reimbursements)(1)
------------------------------------------------------------

           Class A         1.07%

National Fund Annual Operating Expenses
Before the Reorganization (before expense reimbursements)(1)
------------------------------------------------------------

           Class A         1.01%

Expected National Fund Pro Forma Annual Operating Expenses
After the Reorganization (before expected expense reimbursements)(1)
--------------------------------------------------------------------

           Class A        [   ]%

(1) TIMI and Thornburg Securities Corporation currently waive fees and reimburse expenses so that actual Class A expenses do not exceed 0.99%. TIMI and Thornburg Securities Corporation intend to continue this practice after the reorganization. However, waiver of fees and reimbursement of expenses may be terminated at any time.

Expenses of the reorganization will be allocated between Florida Fund and National Fund in proportion to the expected respective future cost savings estimated by TIMI for each of the Funds.

     For the reasons set forth below, the Trustees of Thornburg Trust, including all of the Independent Trustees, have unanimously concluded that the reorganization is in the best interests of the shareholders of the Florida Fund. The Trustees therefore have submitted the Plan for approval by the shareholders of the Florida Fund at a special meeting of shareholders to be held on August __, 2006 (the "Meeting"). Approval of the reorganization with respect to the Florida Fund requires a vote of a majority of the Fund's outstanding shares.

     The Trustees have approved the reorganization because they believe it is in the best interests of the shareholders of the Florida Fund. The reorganization is intended to provide a convenient means for Florida Fund shareholders to exchange their current investment, which may be less appealing due to the repeal of Florida's intangibles tax, for a comparable investment with no income tax consequences and no transaction costs or sales charges. The reorganization is also intended to benefit Florida Fund shareholders through potentially lower fees and expenses, possibly higher annual returns and possibly reduced investment risk. The Trustees considered these objectives of the reorganization, together with other factors, which are discussed below under the caption "INFORMATION ABOUT THE REORGANIZATION."

     THE TRUSTEES, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN OF REORGANIZATION.

INVESTMENT ADVISOR AND DISTRIBUTOR
OF THE FLORIDA FUND AND THE NATIONAL FUND

     The investment advisor to both Funds is TIMI, 119 East Marcy Street, Santa Fe, New Mexico 87501. TIMI has been the investment advisor for the Florida Fund since its inception in 1994. TIMI is also the investment advisor for all of the eleven other active Funds offered by Thornburg Trust, including the National Fund, four other Funds which invest principally in municipal obligations for tax exempt current income, two Funds which invest in U.S. Government and other fixed income obligations for current income, three Funds which invest primarily for capital appreciation, and one Fund which invests for current income and capital appreciation. TIMI also provides to each Thornburg mutual fund under its management supervision, administration and performance of certain administrative services. Fees charged to the Florida Fund and the National Fund for these services are described below under "FEES AND EXPENSES OF THE FLORIDA FUND AND THE NATIONAL FUND."

     The distributor of shares to both Funds is Thornburg Securities Corporation ("TSC"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TSC has been the distributor for the Florida Fund since its inception in 1994. TSC is also distributor for each other Thornburg mutual fund.

INVESTMENT GOALS, POLICIES
AND RESTRICTIONS OF THE FLORIDA FUND AND THE NATIONAL FUND

Investment Goals and Strategies of the Funds
--------------------------------------------

     The investment goals and strategies of the Florida Fund and the National Fund are identical, except for the Florida Fund's goal of exempting shares from Florida's intangibles tax, as discussed below. The primary investment goal of each Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the investment advisor, with preservation of capital. The secondary goal of each Fund is to reduce expected changes in its share price compared to long-term bond portfolios. As mentioned, the Florida Fund also seeks exemption of its shares from the Florida "intangibles" tax on securities owned by individuals. Each Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

     Each Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. TIMI actively manages each Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. Each Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TIMI to be comparable to obligors with outstanding investment grade obligations. Each Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

     Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, each Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods, each Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security each Fund may purchase. Each Fund may dispose of any security before it matures. Each Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

     Each Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

     Each Fund normally invests 100% of its assets in municipal obligations. The Florida Fund normally invests at least 80% of its assets in municipal obligations originating in Florida. Each Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. A Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If a Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax and, in the case of the Florida Fund, the Florida intangibles tax could apply.

                        PRINCIPAL RISK FACTORS

     Shareholders of the Florida Fund may be exposed to less investment risk by participating in the reorganization. Because the Florida Fund invests principally in municipal obligations issued by Florida's state and local governments and their agencies, Florida Fund's share value may be more sensitive to adverse political or economic developments in that state. The National Fund invests principally in municipal obligations issued by state and local governments and their agencies across the United States. Therefore, National Fund's share value is generally less sensitive to adverse developments in any one state. Other than this difference, the risks of investing in the National Fund are expected to be substantially the same as the risks of investing in the Florida Fund because the Funds' investment goals and policies are identical (except for the Florida Fund's goal of exempting its shares from Florida's intangibles tax).

     The value of each Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of a Fund's investments declines and a Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by a Fund. During periods of declining interest rates a Fund's dividends decline. The value of either Fund's shares also could be reduced if municipal obligations held by a Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, greater risk of default. A portion of each Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in either Fund, and when you sell your shares they may be worth less than what you paid for them.

     An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     For a further discussion of the investment objectives, policies and restrictions applicable to the National Fund, please see the National Fund Prospectus, which is available without charge by calling 1-800-847-0200.

     FEES AND EXPENSES OF THE FLORIDA FUND AND THE NATIONAL FUND

Advisory and Administration Fees and Fund Expenses
--------------------------------------------------

     The Funds each have contractual arrangements to obtain investment management, administrative and distribution services which are substantially identical.

     The Funds are each contractually obligated to pay an investment management fee to TIMI based upon the Fund's assets. The fee is computed on average daily net assets at an annual rate as follows:

                  Net Assets                    Annual Rate
                  ----------                    -----------
                  0 to $500 million                 .50%
                  $500 million to $1 billion        .45%
                  $1 billion to $1.5 billion        .40%
                  $1.5 billion to $2.0 billion      .35%
                  Over $2.0 billion                 .275%

TIMI also has entered into agreements with the Florida Fund and the National Fund to provide administrative services at an annual rate of ..125% of average daily net assets for shares of each Fund.

     Investment advisory fees and the other expenses currently paid by each Fund, and the estimated advisory fees and other expenses to be paid by the National Fund in its first year of operation after the reorganization, are set out below. The Shareholder Fees table shows the transaction fees currently paid by a shareholder in each Fund upon a purchase or redemption of shares, as well as the transaction fees that would be paid by a shareholder in the National Fund after the reorganization. The Annual Fund Operating Expenses table shows the current annual Fund operating expense for each Fund for its fiscal year ended September 30, 2005, as well as the projected annual operating expense for the National Fund after the reorganization, assuming that the reorganization was completed as of October 1, 2004 and that expenses were calculated as of the 12 months ended September 30, 2005.








Shareholder Fees (fees paid directly from your investment)

                            Florida Fund   National Fund   National Fund
                                                            (pro forma)

                              Class A        Class A         Class A
                              -------        -------         -------
Maximum Sales Charge (Load)    2.00%          2.00%           2.00%
on Purchases (as a
percentage of offering
price)

Maximum Deferred Sales         0.50%(1)       0.50%(1)        0.50%(1)
Charge (Load) on
Redemptions (as a percentage
of redemption proceeds or
original purchase price,
whichever is lower)

Annual Fund Operating Expenses
expenses that are deducted from Fund assets)

                             Florida Fund    National Fund   National Fund
                                                              (pro forma)

                               Class A         Class A         Class A
                               -------         -------         -------
Management Fee                  .50%            .50%            .50%

Distribution and Service
(12b-1) Fees                    .25%            .25%            .25%

Other Expenses                  .32%            .26%            [  ]%
                                -----           -----           -----
Total Annual Operating
Expenses                        1.07%(2)        1.01%(2)        [  ]%(2)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2) TIMI and Thornburg Securities Corporation currently waive fees and reimburse expenses so that actual Class A expenses do not exceed 0.99%. TIMI and Thornburg Securities Corporation intend to continue this practice after the reorganization. However, waiver of fees and reimbursement of expenses may be terminated at any time.

EXAMPLE:

     The following Example is intended to help you compare the current costs of investing in the National Fund and Florida Fund with the cost of investing in the National Fund after the reorganization. The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, that each Fund's operating expenses remain the same, and, in the case of the National Fund's pro forma Example, that the reorganization was completed as of October 1, 2004 and that expenses were calculated as of the 12 months ended September 30, 2005. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               Florida Fund        National Fund      National Fund
                                                       (pro forma)

                 Class A              Class A            Class A
                 -------              -------            -------
1 Year            $307                 $301               $[  ]
3 Years           $534                 $515               $[  ]
5 Years           $778                 $747               $[  ]
10 Years          $1,480               $1,412             $[  ]

                    INFORMATION ON SHAREHOLDER RIGHTS

     The Florida Fund is a nondiversified series of Thornburg Trust, a Massachusetts business trust organized in 1987. The National Fund is a diversifed series of Thornburg Trust. As a Massachusetts business trust, Thornburg Trust is governed by applicable Massachusetts and federal law, its declaration of trust and its bylaws. The business of Thornburg Trust is supervised by Thornburg Trust's Trustees.

     Thornburg Trust is authorized to create an unlimited number of series, and with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All of the shares of Thornburg Trust, respectively, have equal voting rights with each other, except that only shares of the respective series or separate classes within a series are entitled to vote on matters concerning only that series or class. Thornburg Trust does not permit cumulative voting.

     Thornburg Trust does not hold annual shareholder meetings. There normally will not be any meetings of shareholders of Thornburg Trust or either of the Funds to elect trustees unless fewer than a majority of the trustees then holding office have been elected by shareholders. However, the Trustees of Thornburg Trust may call special meetings from time to time to seek shareholder approval of certain matters, and meetings of shareholders of Thornburg Trust will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of any affected series or class having voting rights.

     Under Massachusetts law, there is a remote possibility that shareholders of Thornburg Trust could, under certain circumstances, be held personally liable for the obligations of such a trust. The declaration of trust for Thornburg Trust contains provisions intended to limit any such liability and to provide indemnification out of Fund property for any shareholder charged or held personally liable for obligations or liabilities of the shareholder's fund solely by reason of being or having been a shareholder of that Fund and not because of the shareholder's acts or omissions or for some other reason. Consequently, the risk of a shareholder of either Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself is unable to meet its obligations.

             ADDITIONAL INFORMATION ABOUT SHAREHOLDER ACCOUNTS

     If the reorganization is approved, the National Fund will establish an account for each Florida Fund shareholder.

     No further purchases of the shares of the Florida Fund may be made after the date on which the shareholders of the Florida Fund approve the reorganization, and the share transfer books of the Florida Fund will be permanently closed as of the date of Closing. Only redemption requests and transfer instructions received in proper form by the close of business on the day before the date of Closing will be fulfilled by the Florida Fund. Redemption requests or transfer instructions received by the Florida Fund after that date will be treated as requests for the redemption or instructions for transfer of shares of the National Fund credited to the accounts of shareholders of the National Fund. Accordingly, those redemption requests or transfer instructions after the close of business on the day before Closing will be forwarded to the National Fund. For a complete description of redemption procedures for the National Fund, see the sections of the National Fund Prospectus under the caption "Selling Fund Shares."

                   INFORMATION ABOUT THE REORGANIZATION

Plan of Reorganization
-----------------------

     The following summary of the proposed Plan of Reorganization (the "Plan") is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A.

     The Plan provides that the National Fund will acquire substantially all of the assets of the Florida Fund in exchange solely for shares of the National Fund on the earliest practicable date following shareholder approval of the reorganization (the "Closing Date"). The number of full and fractional shares of the National Fund to be issued to shareholders of the Florida Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the National Fund and the Florida Fund computed as of the close of business on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on the business day next preceding the Closing Date (the "Valuation Date"). The net asset value per share for the Florida Fund will be determined by dividing the Florida Fund's assets, less its liabilities, by the total number of outstanding shares. Portfolio securities of the Florida Fund will be valued in accordance with the valuation practices of the Florida Fund as described in its prospectus, which is incorporated by reference herein. Valuation procedures of the National Fund are the same as the valuation procedures of the Florida Fund.

     Immediately after the transfer of the Florida Fund's assets to the National Fund on the Closing Date, the Florida Fund will distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional shares of the National Fund received by the Florida Fund and will be dissolved as soon thereafter as reasonably practicable. The distribution will be accomplished by the transfer of the National Fund shares then credited to the account of the Florida Fund on the books of the National Fund to open accounts on the share records of the Florida Fund in the names of the Florida Fund shareholders and representing the respective pro rata number of National Fund shares due the Florida Fund shareholders. Following the reorganization, shareholders will own shares of the National Fund of the same class as the Florida Fund shares owned before the reorganization. No certificates for shares of the National Fund will be issued.

     The consummation of the reorganization is subject to the conditions set forth in the Plan. The reorganization is also subject to approval by the Florida Fund's shareholders. Approval requires the affirmative vote of the holders of a majority of shares of the Florida Fund. The Plan may be terminated and the reorganization abandoned by Thornburg Trust at or before the Closing Date.

     The Plan provides that Thornburg Trust will pay the costs of the reorganization, including fees and costs associated with preparing, filing, printing and distributing the prospectuses and proxy materials, proxy solicitation costs, and other costs. The Plan further provides that the costs shall be allocated by Thornburg Trust between Florida Fund and National Fund in proportion to the expected respective future cost savings estimated by the management of Thornburg Trust for each of the Funds. Currently, however, Florida Fund's investment advisor is waiving fees and reimbursing expenses so that the Fund's annual expenses do not exceed 0.99%. Consequently, some part or all of the portion of reorganization expenses allocable to Florida Fund may be paid by the investment advisor.

     The Trustees of Thornburg Trust have determined that participation in the reorganization is in the best interests of shareholders of the Florida Fund.

     Full and fractional shares of beneficial interest of the National Fund will be issued to shareholders of the Florida Fund in accordance with the procedures under the Plan described above. Each share will be fully paid and non-assessable by the National Fund when issued, and will have no preemptive or conversion rights. See "INFORMATION ON SHAREHOLDER RIGHTS," above, for additional information with respect to the shares of the National Fund.

Considerations of the Fund's Trustees
-------------------------------------

     TIMI, the investment advisor to both Funds, proposed and recommended the reorganization to the Trustees of Thornburg Trust (the "Trustees") to provide a convenient means for Florida Fund shareholders to exchange their current investment, which may be less attractive due to the repeal of Florida's intangibles tax, for a comparable investment with no income tax consequences and no transaction costs or sales charges. Based upon TIMI's recommendation, and after considering the importance of the reorganization in light of the expected repeal of the intangibles tax, as well as certain additional factors described below, the Trustees, including all of the Independent Trustees, have determined that the reorganization is in the best interest of the shareholders of the Florida Fund and that the terms of the Plan are fair and reasonable.

     One of the Florida Fund's stated investment goals is to exempt its shares from Florida's intangibles tax, an annual tax on securities owned by Florida residents. Florida's governor is expected to sign a bill this summer that will repeal the intangibles tax. As a result, one of the Florida Fund's stated investment goals will no longer be a positive factor for investors in Florida Fund and the Fund may, therefore, become a less attractive investment for shareholders. The Trustees further observed in this regard, however, that the other stated investment goals of the Florida Fund, to obtain current income and to reduce expected fluctuations in the Fund's net asset value, are identical to goals of the National Fund, that the National Fund has successfully pursued these goals in the past, and that the National Fund could be an attractive alternative for Florida Fund shareholders upon the repeal of the intangibles tax. In view of these observations, the Trustees concluded that the reorganization provided a convenient means for Florida Fund shareholders to make an alternative investment in a comparable fund, with no transaction costs and no federal income tax consequences.

	In considering the possible effects of the repeal of the intangibles tax, the Trustees observed that some shareholders may redeem their shares in the Florida Fund because of the repeal of the tax, and the Fund's fixed costs would be spread across a smaller pool of assets, resulting in potentially higher costs for remaining shareholders. The Trustees noted that the investment advisor currently waives fees and reimburses Fund expenses to maintain an annual expense ratio of 0.99%, but that the advisor is not obligated to continue these waivers and reimbursements in the future.

	In considering the possible benefits of the reorganization, however, and offering the National Fund as an alternative to Florida Fund shareholders who will no longer require the tax exemption afforded by the Florida Fund, the Trustees observed the following points:

.. The National Fund's investment objectives, apart from seeking an exemption for the now-repealed Florida intangibles tax, are identical to the investment objectives of the Florida Fund;

     . Because National Fund invests in obligations from throughout the United States, it is less subject to adverse political or economic developments in any one state, as contrasted with Florida Fund, which is more sensitive to adverse developments in Florida;

     . The current portfolio management personnel are the same for both Florida Fund and National Fund;

.. That while the Florida Fund's total return over the entire ten-year period ending December 31, 2005 has been comparable to National Fund's return, National Fund's total returns have exceeded Florida Fund's total returns in four of the five most recent calendar years ended December 31, 2005;

.. Combination of the assets of National Fund and of Florida Fund would spread operating expenses over a larger pool of assets, potentially reducing expenses for shareholders in the combined Fund. The Trustees noted that the investment advisor currently waives fees and reimburses expenses for the Florida Fund to maintain an annual expense ratio of 0.99%, but that the advisor is not obligated to continue the waiver of fees and the reimbursement of expenses;

.. The Funds will receive an opinion of counsel that Florida Fund shareholders who participate in the reorganization will not recognize any gain or loss for federal income tax purposes upon their exchange of their Florida Fund shares for shares in the National Fund;

.. There will be no sales charges or transaction fees for shareholders in connection with their exchange of shares in the reorganization;

.. There will be continuity in advisory and administrative services before and after the reorganization, and no change in the nature or extent of the services performed;

.. The reorganization will not result in any dilution of shareholders' interests;

..  Shareholders of Florida Fund will receive Class A shares of
National Fund, which corresponds to the same class of shares currently held by Florida Fund shareholders; and

.. There will be continuity in the terms and provisions of the investment advisory agreement, administrative services agreement and Rule 12b-1 plan and agreement applicable to the shareholders participating in the reorganization, because the agreements for National Fund and for Florida Fund are substantially identical.

     Based upon these and other factors, the Trustees concluded that the reorganization was in the best interest of Florida Fund shareholders, and recommended that Florida Fund shareholders vote for the reorganization.

Federal Income Tax Consequences
-------------------------------

     The reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended, with no taxable gain or loss recognized by the Florida Fund, the National Fund, or shareholders of the Florida Fund as a consequence of the reorganization. As a condition to the closing of the reorganization, Thornburg Trust will receive an opinion of legal counsel to that effect based on certain assumptions and representations made by Thornburg Trust on behalf of the Funds.

     Shareholders of the Florida Fund should consult their tax advisors regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. In particular, shareholders of the Florida Fund should consult their tax advisors as to the state, local and other tax consequences, if any, of the reorganization.

                              CAPITALIZATION

     The following table sets forth the capitalization of Class A shares of the Florida Fund and the National Fund as of [______], 2006 and the pro forma capitalization of Class A shares of the National Fund as if the reorganization occurred on that date. These numbers will be different at the time of closing because the National Fund's net assets for Class A shares will increase or decrease.

CAPITALIZATION OF FUNDS AS OF [______], 2006

                         FLORIDA FUND      NATIONAL FUND     NATIONAL FUND
                                                              (PRO FORMA)
                         ------------      -------------     -------------


NET ASSETS                $[_______]       $[_______]        $_____
----------


NET ASSETS PER SHARE      $[_______]       $[_______]        $_____
--------------------


SHARES OUTSTANDING         [_______]        [_______]         _____
------------------


SHARES AUTHORIZED          unlimited        unlimited        unlimited
-----------------

                ADDITIONAL INFORMATION ABOUT THE FLORIDA FUND
                           AND THE NATIONAL FUND

     Additional information respecting the National Fund is included in the National Fund Prospectus and in the National Fund SAI, each of which has been filed with the Securities and Exchange Commission. Additional information is also included in the Statement of Additional Information dated July [__], 2006 related to the reorganization which has been filed with the Securities and Exchange Commission. The National Fund Prospectus and statements of additional information are incorporated by reference herein. Copies of the National Fund Prospectus and the statements of additional information are available upon request and without charge by calling 1-800-847-0200.

     Information about the Florida Fund is included in the Florida Fund Prospectus and in the Florida Fund SAI, each of which have been filed with the Securities and Exchange Commission and are incorporated by reference herein. Copies of the Florida Fund Prospectus and the Florida Fund SAI are available upon request and without charge by calling 1-800-847-0200.

     Reports and other information filed by Thornburg Trust can be inspected and copied at the Securities and Exchange Commission's Public Reference Room at 450 Fifth Street, NW, Washington, D.C. 20549. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or contacting the Commission by e-mail at publicinfo@sec.gov.

     Thornburg Investment Trust files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

VOTING INFORMATION

     Proxies for the meeting are being solicited from the Florida Fund's shareholders by the Trustees of Thornburg Trust. A proxy may be revoked at any time at or before the meeting by oral or written notice to the secretary of Thornburg Trust, 119 East Marcy Street, Santa Fe, New Mexico 87501, (800) 847-0200. Unless revoked, all valid proxies will be voted in accordance with the specifications therein or, in the absence of specifications, for approval of the reorganization.

     Additional solicitations may be made by telephone, telegraph, facsimile or personal contact by officers or employees of TIMI and its affiliates or by a professional proxy solicitation firm or firms.
Expenses of proxy solicitation will be borne by Thornburg Trust and will be allocated between Florida Fund and National Fund in proportion to the respective future cost savings estimated by the management of Thornburg Trust for each of the Funds. Thornburg Trust has engaged the proxy solicitation firm of [___________] to assist in soliciting proxies for the meeting at an estimated cost of $______.

     Shares of the Florida Fund of record at the close of business on July __, 2006 (the "Record Date") will be entitled to vote at the meeting or any adjournment thereof. The presence in person or by proxy of a majority of the Florida Fund's outstanding shares at the meeting will constitute a quorum. Shareholders are entitled to one vote for each share held, and each fractional share will be entitled to a proportionate fractional vote. Approval of the reorganization requires the affirmative vote of a majority of the outstanding shares of the Florida Fund entitled to vote at the meeting. As of July ___,2006, there were issued and outstanding ______ Class A shares of the Florida Fund. As of the same date, the following persons were known to own of record or beneficially 5% or more of the issued and outstanding shares of the Funds:

                            [to be inserted]

     As of the same date, there were issued and outstanding ____ Class A shares of beneficial interest of the National Fund.

     In the event that a quorum is not present at the meeting, or a quorum is present at the meeting but sufficient votes to approve the reorganization are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies which they are entitled to vote for the reorganization in favor of such an adjournment and will vote those proxies required to be voted against the reorganization against any such adjournment.

     "Broker non-votes" are shares held in a broker's street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote, and the broker does not have discretionary voting authority. Abstentions in broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or a proposal. Accordingly, abstentions in broker non-votes effectively will be a vote against adjournment and against the proposal because the required vote is a percentage of the shares outstanding.

     THE TRUSTEES, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, RECOMMEND THAT SHAREHOLDERS VOTE "FOR" THE REORGANIZATION.

Submission of Shareholder Proposals
-----------------------------------

     The Florida Fund does not hold regular shareholder meetings.
Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the secretary of Thornburg Trust, 119 East Marcy Street, Santa Fe, New Mexico 87501.

Other Matters to Come Before the Meeting
----------------------------------------

     The Trustees of Thornburg Trust know of no other business to be brought before the meeting. However, if any other matters properly come before the meeting, proxies will be voted in accordance with the judgment of the Trustees.


                                EXHIBIT A
                                   TO
                        PROSPECTUS/PROXY STATEMENT

PLAN OF REORGANIZATION


     THIS PLAN OF REORGANIZATION (the "Plan") is made as of the 1st day of June 2006, by THORNBURG INVESTMENT TRUST, a Massachusetts business trust ("Thornburg Trust"), acting in respect of Thornburg Intermediate Municipal Fund (the "National Fund") and Thornburg Florida Intermediate Municipal Fund (the "Florida Fund," and together with the National Fund, the "Funds"), each a separate series of Thornburg Trust.

     This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of substantially all of the Assets (hereinafter defined) of the Florida Fund to the National Fund in exchange solely for Class A voting shares of beneficial interest of the National Fund having no par value (the "National Fund Shares") and
(ii) the distribution on the Closing Date (hereinafter defined) of the National Fund Shares to the shareholders of the Florida Fund in complete liquidation of the Florida Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan. All actions required to be taken by Thornburg Trust pursuant to this Plan are taken and made on behalf of the National Fund and Florida Fund, as applicable.

     1.  Procedure for Reorganization.

         (a) Subject to the satisfaction of the conditions herein set forth, Thornburg Trust will (i) transfer the Assets of the Florida Fund as set forth in paragraph (b) to the National Fund, and (ii) deliver to the Florida Fund in exchange therefor the number of National Fund Shares determined by dividing the value of the Assets computed in the manner and as of the time and date set forth in paragraph 2(a), by the net asset value of the National Fund Shares computed in the manner and as of the time and date set forth in paragraph 2(b). These transactions shall take place at the closing provided for in paragraph 3(a) (the "Closing").

         (b) The Assets to be acquired by the National Fund shall consist of all cash, portfolio securities and due bills for dividends, interest, or other receivables or rights to receive any of the foregoing, receivables for shares sold, and any claims or rights with respect to portfolio securities, whether or not arising from contract, which are owned by the Florida Fund on the closing date provided in paragraph 3(a) (the "Closing Date"). The Florida Fund will retain cash and cash equivalents in an amount reasonably estimated by it to be sufficient to discharge: (i) obligations incurred in the ordinary course of its business, which could not reasonably be paid before Closing and are not otherwise borne by any other person; and (ii) any costs resulting from the liquidation of the Florida Fund. The Florida Fund has provided the National Fund with a list of the current securities holdings of the Florida Fund as of the date of execution of this Plan. Thornburg Trust and the Florida Fund reserve the right to sell any of these securities in the ordinary course of business but will not acquire any additional securities for the Florida Fund other than securities of the type in which the National Fund is permitted to invest.

         (c) On the Closing Date, Thornburg Trust will cause the Florida Fund to be liquidated and to distribute pro rata to the Florida Fund's shareholders of record (the "Florida Fund Shareholders"), determined on and as of the close of business on the Valuation Date specified in paragraph 2(a), the National Fund Shares received by Thornburg Trust pursuant to paragraph (a). The liquidation and distribution will be accomplished by the transfer of the National Fund Shares then credited to the account of the Florida Fund on the books of the National Fund to open accounts on the share records of the Florida Fund in the names of the Florida Fund Shareholders and representing the respective pro rata number of National Fund Shares due the Florida Fund Shareholders.

         (d) As of the Closing Date, any physically-issued share certificates held by former Florida Fund Shareholders and relating to Florida Fund shares exchanged for National Fund Shares in accordance with the preceding paragraph (c) will represent only the right to receive the appropriate number of National Fund Shares. As of the Closing Date, persons holding those certificates may be requested to surrender their certificates. No redemption or repurchase of any National Fund Shares credited to former Florida Fund Shareholders in place of Florida Fund shares represented by unsurrendered certificates will be permitted until those certificates have been surrendered for cancellation or the certificates are cancelled upon the delivery of lost certificate affidavits.

         (e) Any transfer taxes payable upon issuance of National Fund Shares in a name other than that of the registered holder of the National Fund Shares on the books of the Florida Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom the National Fund Shares are to be issued and transferred.

         (f) The Florida Fund shall be dissolved as soon as reasonably practicable following the Closing Date.

         (g) The National Fund will not assume any liability, or acquire any Asset subject to any liability, in connection with the transactions contemplated by this Plan, except that the National Fund will assume the obligation to pay for any portfolio securities purchased by the Florida Fund before the Closing Date in the ordinary course of its business.

     2.  Valuation.

         (a) The value of the Florida Fund's Assets to be acquired by the National Fund hereunder shall be the value of those assets computed as of the close of business of the New York Stock Exchange and after the declaration of any dividends on the business day next preceding the Closing Date (the time and date being hereinafter called the "Valuation
Date").   The value of the portion of the Florida Fund's Assets consisting of portfolio securities will be computed by [Kenny Information Systems], subject to adjustment by any amount approved by Thornburg Trust's president. In determining the value of the Assets, each portfolio security and other portfolio asset shall be priced by [Kenny Information Systems] in accordance with the policies and procedures of the National Fund as set forth in the then current prospectus and statement of additional information applicable to the National Fund, subject to adjustments approved by Thornburg Trust's president. All computations shall be made by [Kenny Information Systems].

         (b) The value of the Assets of the Florida Fund shall be divided, as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, among the shares of the Florida Fund, in accordance with the Fund's customary method of accounting.

         (c) The net asset value of each National Fund Share shall be the net asset value per share computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the National Fund's then current prospectus, and in accordance with the National Fund's customary method of accounting.

         (d) On the Closing Date, the National Fund shall issue to the Florida Fund full and fractional National Fund Shares in the number determined by dividing the value of the Assets by the net asset value of a National Fund Share determined in accordance with paragraph 2(c).
     3.  Closing and Closing Date.

         (a) The Closing Date shall be as soon as practicable after approval of the transactions contemplated in this Plan by the Florida Fund's Shareholders has been obtained. The Closing will be held at 119 East Marcy Street, second floor, Santa Fe, New Mexico 87501, in the offices of Thornburg Investment Management, Inc., or at such other place as the parties may agree. The time of Closing will be 10:00 a.m. Mountain time on the Closing Date. All acts taking place at the Closing will be deemed to occur simultaneously as of the time of the Closing on the Closing Date.

         (b) The Florida Fund's portfolio securities shall be available for inspection by the National Fund, its custodian bank or such other agents of Thornburg Trust as Thornburg Trust shall reasonably designate, at the offices of the Florida Fund's custodian, no later than five business days preceding the Valuation Date. The Florida Fund's securities and cash shall be delivered by Thornburg Trust to State Street Bank & Trust Company, Boston, MA 02205-9087, as custodian for the National Fund for the account of the National Fund on the Closing Date, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash delivered shall be in the form of currency or certified or official bank checks, or completed federal funds wire, payable to the order of "State Street Bank & Trust Co., Custodian for Thornburg Intermediate Municipal Fund."

         (c) In the event that on the Valuation Date (i) the New York Stock Exchange is closed to trading, or (ii) trading or the reporting of trading in securities generally is disrupted so that accurate appraisal of the value of the net assets of the National Fund or the Florida Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

         (d) Thornburg Trust shall issue and deliver to each former Florida Fund Shareholder, after the Closing, a confirmation stating the number of National Fund Shares credited to the shareholder's account. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party may reasonably request.

     4. Confirmations. The following factual matters will be confirmed by Thornburg Trust as conditions to the Closing. Any such confirmation may be waived or obtained after the Closing with the consent of the president of Thornburg Trust.

         (a) There is a current, effective prospectus and statement of additional information of National Fund respecting its Class A shares;

         (b) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Funds of the transactions contemplated by this Plan, except as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

         (c) The execution, delivery and performance of this Plan will not result in a material violation of Thornburg Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which either Fund is a party or by which it is bound;

         (d) All material contracts or other commitments (other than this Plan) to which the Florida Fund is a party will be terminated without liability to either Fund on or before the Closing Date;

         (e) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against either Fund or any of their properties or assets. Thornburg Trust knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg Trust nor a Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

         (f) Since [September 30, 2005], there has been no material adverse change in the Florida Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business; and the Florida Fund has not incurred any indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (f), a decline in net asset value per share of the Florida Fund's Shares is not a material adverse change;

         (g) At the Closing Date, all material federal and other tax returns and reports of the Funds required by law then to be filed (including any extensions) shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of Thornburg Trust's knowledge no such return of or relating to either Fund is currently under audit, and no assessment has been asserted with respect to either Fund;

         (h) Each Fund has met the requirements of Subchapter M of the Code and has elected to be treated as a regulated investment company for each taxable year of its operations since its inception, and will so qualify for the taxable year ending on the Closing Date;

         (i) At the Closing Date, the Florida Fund will have good and marketable title to the Assets to be transferred to the National Fund pursuant to paragraph 1(b), subject to no lien, encumbrance or competing interest in any person, and full right, power, and authority to sell, assign, transfer and deliver the Assets hereunder, and upon delivery and payment for those Assets, the National Fund will acquire good and marketable title thereto, subject to no restriction on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

         (j) The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg Trust's Trustees, subject to the approval of the shareholders of the Florida Fund;

         (k) National Fund Shares to be issued and delivered to the Florida Fund pursuant to the terms of this Plan will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued National Fund Shares, and will be fully paid and non-assessable by Thornburg Trust, except to the extent that shareholders of Thornburg Trust may be held personally liable for obligations of Thornburg Trust; and

         (l) The registration statement filed by Thornburg Trust on Form N-14 relating to the National Fund Shares that will be registered with the Commission pursuant to this Plan, which shall include the proxy statement of Thornburg Trust in respect of the Florida Fund with respect to the transactions contemplated by this Plan, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), and the proxy materials of Thornburg Trust in respect of the Florida Fund included in the N-14 Registration Statement and filed with the Commission pursuant to Section 14 of the 1934 Act with respect to the transactions contemplated by this Plan, and any supplement or amendment thereto or the documents appended thereto (the "Reorganization Proxy Materials"), from their effective dates with the Commission, through the time of the meeting of shareholders of the Florida Fund contemplated therein (the "Shareholders Meeting") and at the Closing Date shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws.

     5.  Covenants of the Parties.

         (a) The National Fund and the Florida Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that the ordinary course of business will include customary dividends and distributions and any other distribution that may be advisable.

         (b) Thornburg Trust will call a meeting of the shareholders of the Florida Fund to be held as promptly as practicable to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

         (c) The National Fund Shares to be issued hereunder will not be sold or distributed other than in accordance with the terms of this Plan.

         (d) Subject to the provisions of this Plan, Thornburg Trust will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

         (e) Thornburg Trust will, as promptly as practicable after the Closing, wind up the business of the Florida Fund, perform any deregistration of the Florida Fund required under applicable law, file final reports with the state securities regulators requiring any such reports, prepare and distribute final account statements and tax statements to persons who were formerly shareholders of the Florida Fund, and file any necessary federal and state tax returns.

         (f) Thornburg Trust will (i) prepare and file the N-14 Registration Statement, (ii) file the Reorganization Proxy Materials with applicable regulatory authorities, and (iii) use all reasonable efforts to obtain clearance or effectiveness of the N-14 Registration Statement and the Reorganization Proxy Materials, all in accordance with the 1933 Act, the 1934 Act, and the 1940 Act, and applicable regulations and rulings thereunder, and in accordance with any applicable state statutes and regulations.

         (g) Thornburg Trust will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act and such of the state securities laws as are necessary or appropriate in order to continue its operations after the Closing Date.

     6. Conditions of Closing. Consummation of the Closing is subject to satisfaction of the following conditions.

         (a) The factual confirmations itemized in section 4 shall have been obtained or waived in accordance with section 4;
         (b) Thornburg Trust or its delegates shall have prepared the following information as of the Closing Date: (i) net asset value pricing sheet of the Florida Fund, with a portfolio listing of each portfolio security including the principal amount, identification of issue, cost, tax lot cost, market price per unit and market value; (ii) trial balance of the Florida Fund's general ledger; (iii) supporting schedules with the details for accounts receivable and accounts payable; (iv) confirmation from the Florida Fund's custodian that it has delivered to the National Fund's custodian the Assets acquired by the National Fund; and (v) confirmation from the National Fund's transfer agent of the aggregate number of the Florida Fund's shares outstanding and a reconciliation of that number to the number of shares shown in the pricing sheet referred to in (i) above;
         (c) This Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Florida Fund in accordance with applicable law;
         (d) Thornburg Trust shall have received a favorable opinion of Thompson, Rose & Hickey, P.A. satisfactory to Thornburg Trust, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Plan constitute a tax-free reorganization described in Section 368(a)(1) of the Code for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Thompson, Rose & Hickey, P.A. of representations it shall request of Thornburg Trust;
         (e) On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;
         (f) On or before the Closing Date, all consents of the parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Thornburg Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the business assets or properties of Thornburg Trust; and
         (g) On or before the Closing Date, the N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.



    7.  Responsibility for Fees and Expenses.

         Thornburg Trust will pay the costs of the transactions contemplated hereby, including the expenses of preparing and filing the N-14 Registration Statement, the costs of distributing the prospectuses and proxy materials, proxy solicitation costs, and other costs. The costs shall be allocated between Florida Fund and National Fund in proportion to the respective future cost savings estimated by the management of Thornburg Trust for each of the Funds.

     8.  Massachusetts Business Trust.

         Thornburg Trust is organized as a Massachusetts business trust, and references in this Plan to Thornburg Trust mean and refer to the Trustees of Thornburg Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which Thornburg Trust conducts its business. It is expressly understood and acknowledged that any obligations or undertakings of Thornburg Trust hereunder shall not be binding upon any of Thornburg Trust's Trustees, shareholders, nominees, officers, agents, or employees of Thornburg Trust, the National Fund, or the Florida Fund personally, but shall bind only the property of the Funds, as provided in Thornburg Trust's Declaration of Trust. Moreover, no series of Thornburg Trust other than the Funds shall be responsible for the obligations, undertakings or costs to be paid by Thornburg Trust hereunder, and all persons shall look only to the respective assets of the Funds to satisfy the obligations, undertakings or costs to be paid by Thornburg Trust hereunder. The execution and delivery of this Plan have been authorized by Thornburg Trust's Trustees, on behalf of each Fund, and this Plan has been signed by authorized officers of Thornburg Trust acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in Thornburg Trust's Declaration of Trust.

     9. Termination. This Plan may be terminated by Thornburg Trust at or before the Closing Date.

    10.  Amendments.

         This Plan may be amended, modified or supplemented by the authorized officers of Thornburg Trust; provided, however, that following the shareholders' meeting called by the Florida Fund pursuant to this Plan, no such amendment may have the effect of changing the provisions for determining the number of National Fund Shares to be issued to the Florida Fund's shareholders under this Plan to the detriment of those shareholders without their further approval.

    11.  Headings; Counterparts; Governing Law; Assignment.

         (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

         (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

         (c) This Plan shall be construed in accordance with the substantive laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act or the Investment Advisers Act of 1940 (as the same Acts shall have been or will be amended) or rules, orders or regulations of such governmental bodies or authorities having authority with respect to such Acts.

         (d) Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective administrators, executors, legal representatives, heirs, successors and permitted assigns, any rights or remedies under or by reason of this Plan.


     Thornburg Trust, acting in respect of the Funds, has caused this Plan to be executed by its President or Vice President and attested to by its Secretary or Assistant Secretary.


                                       THORNBURG INVESTMENT TRUST, on
                                       behalf of THORNBURG INTERMEDIATE
                                       MUNICIPAL FUND and THORNBURG
                                       FLORIDA INTERMEDIATE MUNICIPAL FUND


                                       By:________________________________
                                          Brian J. McMahon, President










                    STATEMENT OF ADDITIONAL INFORMATION
                RELATING TO THE ACQUISITION OF THE ASSETS OF
               THORNBURG FLORIDA INTERMEDIATE MUNICIPAL FUND
                           a separate series of
                        THORNBURG INVESTMENT TRUST
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501
                              (800) 847-0200

                      BY AND IN EXCHANGE FOR SHARES OF
                   THORNBURG INTERMEDIATE MUNICIPAL FUND
                           a separate series of
                        THORNBURG INVESTMENT TRUST
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501
                              (800) 847-0200

       This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of Thornburg Florida Intermediate Municipal Fund (the "Florida Fund") by Thornburg Intermediate Municipal Fund (the "National Fund"), each a series of Thornburg Investment Trust, in exchange solely for voting shares of the National Fund, consists of this cover page and the following documents, each of which is incorporated by reference herein:

     1. The Florida Fund's Statement of Additional Information dated February 1, 2006, as revised March 9, 2006;

     2. The National Fund's Statement of Additional Information dated February 1, 2006, as revised March 9, 2006;

     3.  The Florida Fund's Annual Report, dated September 30, 2005; and

     4.  The Florida Fund's Semiannual Report, dated March 31, 2006.

     This Statement of Additional information is not a prospectus. A Prospectus/Proxy Statement dated July [__], 2006 relating to the above referenced acquisition may be obtained from Thornburg Investment Trust at the number and address shown above. This Statement of Additional Information relates to, and should be read with, the Prospectus/Proxy Statement.

     The financial statements of the Florida Fund contained in its Annual Report to shareholders for the fiscal year ended September 30, 2006 have been audited by [____________], that Fund's independent registered public accountant.

     The date of this Statement of Additional Information is July [__],
2006.


                                 PART C
                           OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     (1) Section 10.2 of Thornburg Investment Trust's Agreement and Declaration of Trust generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

     (2) Section 8 of the Trust's Amended Distribution Agreement generally provides that the Trust will indemnify Thornburg Securities Corporation (TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective, indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

     (3) The directors and officers of Thornburg Investment Management, Inc. (Thornburg) are insured, and the Trustees and officers of the Trust are also insured, under a joint directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers Thornburg, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertakings set forth in the rules promulgated by the Securities and Exchange Commission:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final jurisdiction of such issue.

ITEM 16.  EXHIBITS

(1) (a) Limited Term Trust, Agreement and Declaration of Trust, June 3, 1987, incorporated by reference from Registrant's
          Registration Statement on Form N-1A, filed June 12, 1987.

     (b) First Amendment and Supplement to Agreement and Declaration of Trust, August 11, 1987, incorporated by reference from Registrant's pre-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

     (c) Second Amendment and Supplement to Agreement and Declaration of Trust, October 28, 1987, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed March 3, 1988.

     (d)  Third, Fourth, Fifth, Sixth and Seventh Amendments to
          Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 13 to its Registration Statement on Form N-1A, filed December 3, 1993.

     (e) Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A, filed July 27, 1994.

     (f) Ninth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed on July 5, 1995.

     (g) Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A, filed October 2, 1995.

     (h)  First Supplement to Amended and Restated Designation of
          Series, incorporated by reference from Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A, filed May 6, 1996.

     (i) Eleventh and Twelfth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A, filed March 14, 1997.

     (j)  Thirteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 33 to its Registration Statement on Form N-1A, filed March 10, 1998.

     (k)  Fourteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 43 to its Registration Statement on Form N-1A, filed October 13, 2000.

     (l)  Fifteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

     (m)  Sixteenth and Seventeenth Amendments and Supplements to
          Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 51 to its Registration Statement in Form N-1A, filed October 17, 2002.

     (n)  Second Supplement to Amended and Restated Designation of
          Series (as corrected), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed on June 27, 2003.

     (o)  Eighteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment No. 58 to its Registration Statement on Form N-1A, filed on December 31, 2003.

     (p) Nineteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment No. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

     (q) Third Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

(2) Amended By-laws of Thornburg Investment Trust(May 20, 2003), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed June 27, 2003.

(4) A Copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement included in this Registration Statement.

(6) Second Amended and Restated Investment Advisory Agreement, incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(7) Restated Distribution Agreement, incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(9) (a) Form of Custodian Agreement between Registrant and State Street Bank and Company, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

     (b) Amendment to Custodian Contract, incorporated by reference from Registrant's post-effective amendment no. 45 to its Registration Statement on Form N-1A, filed August 25, 2001.

(10) (a) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class R-1), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed June 27, 2003.

     (b) Thornburg Investment Trust Plan for Multiple Class Distribution, July 1, 1996 (as revised to May 20, 2003), incorporated by reference from Registrant's post-effective amendment no. 55 to its Registration Statement on Form N-1A, filed July 20, 2003.

     (c) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

     (d) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class B), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

     (e) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class C), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(11) Form of opinion of counsel, filed herewith.

(12) Form of Opinion of counsel (tax), filed herewith.

(14) Consent of independent registered public accounting firm, to be filed by amendment.

(16) (a) Power of Attorney of Garrett Thornburg, incorporated by reference from the Registrant's post-effective amendment no. 7 to its Registration Statement on Form N-1A, filed April 19, 1991.

     (b) Power of Attorney of David A. Ater, incorporated by reference from Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed July 5, 1995.

     (c)  Powers of Attorney of James W. Weyhrauch and Brian J.
          McMahon, incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration
          Statement on Form N-1A, filed on March 14, 1997.

     (d) Power of Attorney of David D. Chase, incorporated by reference from the Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

     (e) Power of Attorney of Steven J. Bohlin, incorporated by reference from the Registrant's post-effective amendment no. 53 to its Registration Statement on Form N-1A, filed May 1, 2003.

     (f)  Powers of Attorney of Eliot R. Cutler, Susan H. Dubin and Owen
          D. Van Essen, incorporated by reference from the Registrant's post-effective amendment no. 62 to its Registration Statement on Form N-1A, filed December 1, 2004.

ITEM 17.  UNDERTAKINGS

     (1) The registrant shall obtain opinions of counsel that (i) the securities registered hereby, when sold, shall be legally issued, fully paid and non-assessable, and (ii) the reorganization described in the Plan of Reorganization shall constitute a tax-free "reorganization" described in Section 368 of the Internal Revenue Code of 1986 as amended.

     (2) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (3) The undersigned Registrant agrees that every prospectus that is filed is a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities all that time shall be deemed to be the initial bona fide offering of them.



SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in Santa Fe, New Mexico on June 14, 2006.

THORNBURG INVESTMENT TRUST


By:               *
    ---------------------------------
    Brian J. McMahon, President


As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


               *
---------------------------------
Brian J. McMahon, Trustee, President
and principal executive officer


               *
---------------------------------
Steven J. Bohlin, Vice President,
Treasurer and principal financial
and accounting officer


               *
---------------------------------
Garrett Thornburg, Trustee


               *
---------------------------------
David D. Chase, Trustee


               *
---------------------------------
David A. Ater, Trustee


               *
---------------------------------
James W. Weyhrauch, Trustee


               *
---------------------------------
Eliot R. Cutler, Trustee


               *
---------------------------------
Susan H. Dubin, Trustee


               *
---------------------------------
Owen D. Van Essen, Trustee



* By:  /s/ Charles W.N. Thompson, Jr.
       -------------------------------
       Charles W.N. Thompson, Jr.

                                               Dated: June 14, 2006


EXHIBITS


(11)    Form of opinion and consent of counsel

(12)    Form of opinion of counsel (tax)




                               Exhibit (11)

[Letterhead of Thompson, Rose & Hickey, P.A.]

                                  July [__], 2006


Trustees
Thornburg Investment Trust
119 East Marcy Street
Santa Fe, New Mexico  87501

     Re: Thornburg Investment Trust Registration Statement on Form N-14, as filed on June __, 2006, relating to the proposed reorganization involving the Thornburg Intermediate Municipal Fund and the Thornburg Florida Intermediate Municipal Fund.

Ladies and Gentlemen:

     The Class A shares proposed to be issued by the Thornburg Intermediate Municipal Fund, when issued in accordance with (i) the Trustees' resolutions adopted June 1, 2006, (ii) the current prospectus for Class A shares of the Thornburg Intermediate Municipal Fund, dated February 1, 2006, (iii) the Agreement and Declaration of Trust of Thornburg Investment Trust, dated June 3, 1987, as amended, and (iv) the above-referenced Registration Statement on Form N-14, will be legally issued, fully paid and non-assessable.

     We hereby consent to the reference made to the firm of Thompson, Rose & Hickey, P.A. in the described Registration Statement of Thornburg Investment Trust. In giving this consent, we do not admit that the firm of Thompson, Rose & Hickey, P.A. is in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.


                                 Very truly yours,



                                 Charles W.N. Thompson, Jr.




                               Exhibit (12)

[Letterhead of Thompson, Rose & Hickey, P.A.]

                                  July [__], 2006


                                                       DRAFT OF JUNE 7, 2006

Trustees
Thornburg Investment Trust
119 East Marcy Street
Santa Fe, New Mexico  87501

     Re: Plan of Reorganization made as of the 1st day of June 2006 by Thornburg Investment Trust, acting in respect of Thornburg Intermediate Municipal Fund (the "National Fund") and Thornburg Florida Intermediate Municipal Fund (the "Florida Fund," and together with the National Fund, the "Funds").

Ladies and Gentlemen:

     You have requested our opinion as to certain United States federal income tax consequences of the reorganization (the "Reorganization") of each of the National Fund and the Florida Fund described in the above-referenced Plan of Reorganization (the "Plan"). Capitalized terms in this letter not otherwise defined herein have the meaning assigned in the Plan.

     In rendering our opinion, we have reviewed and relied upon (a) the Plan, (b) the proxy materials provided to shareholders of the Florida Fund in connection with the Special Meeting of Shareholders to be held on August __, 2006, (c) certain representations concerning the Reorganization made to us by Thornburg Investment Trust in a letter dated [--------- ---, ----](the "Representation Letter"), (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate, and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion.

     For purposes of this opinion, we have assumed that each of the Funds at the effective time of the Reorganization satisfies, and following the Reorganization the National Fund will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     Based on the foregoing and provided that the Reorganization is carried out in accordance with the Plan and the Representation Letter, it is our opinion that:

     1. The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Florida Fund and National Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

     2. No gain or loss will be recognized by the Florida Fund upon the transfer of all of its assets to the National Fund in exchange solely for National Fund Shares (except to the extent that such assets consist of contracts described in Section 1256 of the Code) or upon the distribution of National Fund Shares to the Florida Fund's shareholders in exchange for their shares of the Florida Fund.

     3. No gain or loss will be recognized by the National Fund upon the receipt by it of all of the assets of the Florida Fund in exchange solely for National Fund Shares.

     4. The tax basis of the assets of the Florida Fund received by the National Fund will be the same as the tax basis of such assets to the Florida Fund immediately prior to the Reorganization.

     5. The holding period of the assets of the Florida Fund received by the National Fund will include the holding period of those assets in the hands of the Florida Fund immediately prior to the Reorganization.

     6. No gain or loss will be recognized by the shareholders of the Florida Fund upon the exchange of their shares in the Florida Fund for National Fund Shares (including fractional shares to which they may be entitled).

     7. The aggregate tax basis of the National Fund Shares received by the shareholders of the Florida Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Florida Fund held by the Florida Fund's shareholders immediately prior to the Reorganization.

     8. The holding period of the National Fund Shares received by the shareholders of the Florida Fund (including fractional shares to which they may be entitled) will include the holding period of the shares in the Florida Fund surrendered in exchange therefor, provided that the shares surrendered were held as a capital asset as of the effective date of the Reorganization.

     This opinion letter expresses our views only as to United States federal income tax laws in effect as of the date hereof. It represents our best legal judgment as to the matters addressed herein, but is not binding on the Internal Revenue Service or the courts. Accordingly, no assurance can be given that the opinions and analysis expressed herein, if contested, would be sustained by a court. Our opinion is based upon the Code, the applicable Regulations, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this letter.

     Our opinion is conditioned upon the performance by Thornburg
Investment Trust of its undertakings in the Plan and the Representation
Letter.

     This opinion is being rendered to Thornburg Investment Trust, on behalf of the National Fund and the Florida Fund, and may be relied upon only by such Funds and the shareholders of each such Fund.

                                 Very truly yours,



                                 Thompson, Rose & Hickey, P.A.